Lease Commitment (Tables)	9 Months Ended
Mar. 31, 2019
Lease Commitment
Schedule of future minimum rental payments for operating leases
For the 12-month period ending	March 31
2020	$177,296
2021	182,615
2022	205,610
2023	211,778
2024	218,131
Total Future Minimum Lease Payment	$995,430